Description of Business (Details)	6 Months Ended
Jun. 30, 2020
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	3.70%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	18.50%
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings	30.50%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership	Nov. 30, 2018